Disclosure of information on segments - Reconciliation of segment liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information on segments [Line Items]
Liabilities	$ 1,364,588	$ 1,340,286	$ 2,023,280
Operating Segments [Member]
Disclosure of information on segments [Line Items]
Liabilities	2,786,627	2,824,648	4,454,433
Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Liabilities	(1,422,039)	(1,484,362)	(2,431,153)
Elimination of liabilities of equity accounted investees [Member]
Disclosure of information on segments [Line Items]
Liabilities	(1,379,966)	(1,460,297)	(2,148,520)
Elimination of intercompany payables [Member]
Disclosure of information on segments [Line Items]
Liabilities	(43,472)	(24,140)	(282,530)
Elimination of intersegment other liabilities amount [Member]
Disclosure of information on segments [Line Items]
Liabilities	$ 1,399	$ 75	$ (103)